Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Prepayments and accrued income	$ 9,057	$ 8,715
Settlement accounts	14,744	13,957
Cash collateral and margin receivables	49,148	33,202
Assets held for sale	123	735
Bullion	14,830	13,753
Endorsements and acceptances	10,198	9,623
Reinsurers’ share of liabilities under insurance contracts (Note 4)	3,592	2,506
Employee benefit assets (Note 5)	8,280	7,934
Right-of-use assets	4,222
Owned property, plant and equipment	10,480	10,060
Other accounts	12,006	10,086
Prepayments, accrued income and other assets	136,680	110,571
Disclosure of financial assets [line items]
Financial assets at amortised cost	436,959	404,111
Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 92,979	$ 74,151